Pension and Other Post-Retirement Benefits - Benefit costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Post-Retirement Benefits
Service costs	$ 220	$ 222	$ 441	$ 444	$ 888	$ 442
Interest cost	80	71	158	142	283	168
Expected return on plan assets	(40)	(37)	(80)	(75)	(150)
Amortization of actuarial gains	(20)	(19)	(38)	(39)	(78)	(4)
Net period benefit cost	$ 240	$ 237	$ 481	$ 472	$ 943	$ 606